Equity (Details Narrative) - CAD ($)		2 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended
	Aug. 24, 2022	Jul. 31, 2022	Jul. 31, 2022	Jul. 31, 2021	Apr. 30, 2022	Jul. 31, 2022	Jul. 31, 2021	Jan. 07, 2022
Disclosure of classes of share capital [line items]
Dividends common stock	$ 0.89
Dividend Reinvestment Plan [Member]
Disclosure of classes of share capital [line items]
Percentage of discount given to shareholders for reinvestment of dividend into additional common shares			2.00%	0.00%		2.00%	0.00%
Purchase of treasury shares at discount			7,500,000			7,500,000
Dividend Reinvestment Plan [Member] | Bottom of range [member]
Disclosure of classes of share capital [line items]
Percentage of discount given to shareholders for reinvestment of dividend into additional common shares		0.00%				0.00%
Purchase of treasury shares at discount				1,200,000			3,900,000
Purchase of treasury shares at no discount						2,500,000
Dividend Reinvestment Plan [Member] | Top of range [member]
Disclosure of classes of share capital [line items]
Percentage of discount given to shareholders for reinvestment of dividend into additional common shares		5.00%
Normal Course Issuer Bid [Member]
Disclosure of classes of share capital [line items]
Stock Repurchase Program, Number of Shares Authorized to be Repurchased					21,000,000
Number of shares repurchased price per share					$ 104.5
Stock Repurchase Program, Authorized Amount					$ 2,200,000,000
Stock repurchase program authorized amount represent premium over the share capital amount					$ 1,900,000,000
Normal Course Issuer Bid [Member] | Toronto Stock Exchanges [Member]
Disclosure of classes of share capital [line items]
Common stock shares authorized to be repurchased								50,000,000